Average Annual Total Returns{- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund AMCIZ PRO-13 - Fidelity Corporate Bond Fund	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Inception Date	LB004 Past 1 year	LB004 Past 5 years	LB004 Past 10 years
Total	(5.47%)	4.25%	4.04%	(6.48%)	2.99%	2.80%	(3.16%)	2.72%	2.57%	(5.50%)	4.18%	3.98%	(3.24%)	4.30%	3.83%	(1.27%)	5.40%	4.76%	(1.21%)		7.00%	[1]	Oct. 02, 2018	(1.08%)	5.05%	4.45%

[1]	(a)Since inception October 2, 2018.